Document and Entity Information	Dec. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 11, 2020
Prospectus Date	Aug. 31, 2020
MainStay MacKay Unconstrained Bond Fund | Class R6
Prospectus:
Trading Symbol	MSYEX
MainStay MacKay Unconstrained Bond Fund | Class R3
Prospectus:
Trading Symbol	MSDJX
MainStay MacKay Unconstrained Bond Fund | Class R2
Prospectus:
Trading Symbol	MSIRX
MainStay MacKay Unconstrained Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MSYDX
MainStay MacKay Unconstrained Bond Fund | Class I
Prospectus:
Trading Symbol	MSDIX
MainStay MacKay Unconstrained Bond Fund | Class C
Prospectus:
Trading Symbol	MSICX
MainStay MacKay Unconstrained Bond Fund | Class B
Prospectus:
Trading Symbol	MASBX
MainStay MacKay Unconstrained Bond Fund | Class A
Prospectus:
Trading Symbol	MASAX